Trade Receivables	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Trade Receivables
Note 8. Trade Receivables
As at December 31:	2018	2017
Trade receivables, gross amount	$5,654	$43,207
Less: Allowance for expected credit losses under IFRS 9 or credit losses under IAS 39	(311)	(8,948)
Trade receivables, net amount	$5,343	$34,259

All trade receivables comprise accounts from contracts with customers and primarily arise from merchant banking activities.
The Group has two non-recourse factoring arrangements with banks for trade receivables (see Note 15).
As at December 31, 2018, trade receivables of  $311 were credit-impaired and a loss allowance for lifetime expected credit losses of  $311 were recognized.
The movement in the loss allowance during the year ended December 31, 2018 was as follows:
	Loss allowance measured at an amount equal to lifetime expected credit losses
	Financial assets that are credit-impaired at year-end	Other trade receivables	Total
Loss allowance: opening balance	$—	$—	$—
Reclassification from IAS 39 upon initial adoption of IFRS 9	8,948	—	8,948
Additions for the year	21,817	87	21,904
Reversal	—	—	—
Written off	(30,935)	—	(30,935)
Exchange effect	184	10	194
Other	—	200	200
Loss allowance: ending balance	$14	$297	$311

The allowance for expected credit losses under IFRS 9 as of January 1, 2018 and the allowance for credit losses under IAS 39 as of December 31, 2017 were of the same amount. As a result, no adjustment nor reconciliation was required when the Group adopted IFRS 9 on January 1, 2018.
In accordance with IFRS 9, management reviews the expected credit losses for the following twelve months based upon, among other things, the credit-worthiness of the exposure, collateral and other risk mitigation instruments, and the nature of the underlying business transaction. There have been no financial instruments acquired whose credit risk has increased substantially since initial recognition.
As at December 31, 2017, trade receivables of  $11,352 were past due but not impaired. The aging analysis of these trade receivables as at December 31, 2017 are as follows:
Past-due	2017
Below 30 days	$7,322
Between 31 and 60 days	728
Between 61 and 90 days	1,175
Between 91 and 365 days	1,813
Over 365 days	314
$11,352

As at December 31, 2017, trade receivables of  $30,337 were impaired and an allowance for credit losses of $8,948 has been provided. Not all past-due account balances are uncollectible as most of the accounts are covered by credit insurance or other collection procedures. Credit risk from trade account receivables is mitigated since they are credit insured, covered by letters of credit, bank guarantees and/or other credit enhancements (see Note 29).
The aging analyses of impaired trade receivables as at December 31, 2017 are as follows:
Past-due	2017
Below 30 days	$—
Between 31 and 60 days	—
Between 61 and 90 days	—
Between 91 and 365 days	—
Over 365 days	30,337
30,337
Allowance for credit losses	(8,948)
Expected recoverable amount of impaired trade receivables(1)	$21,389

(1)     The recoverable amount of impaired trade receivables is covered by credit insurance, bank guarantees and/or other credit enhancements and, therefore, management of the Group believes this entire net amount to be collectible in the ordinary course of business.

The movement in the allowance for credit losses during the year ended December 31, 2017 was as follows:
2017
Balance, beginning of the year	$58,488
Additions	12,213
Reversals	(1,541)
Write-offs	(7,726)
Disposition of subsidiaries	(33,999)
Other	(21,099)
Currency translation adjustment	2,612
Balance, end of the year	$8,948

During the year ended December 31, 2016, the Group received proceeds of  $39,149 from risk mitigation assets, of which $35,121 was credited to profit or loss through a recovery of credit losses and the remainder was credited to trade receivables.
As at December 31, 2016, management of the Group reviewed the underlying contracts, legal documents, credit enhancement instruments and collateral to assess the recoverability of outstanding amounts related to a former insolvent customer, and recognized a cumulative allowance for credit losses of $43,943 in connection with this former customer group as at December 31, 2016, including an additional provision of $33,301 which was recognized during the second quarter of 2016. After the recognition of such impairment losses, the Group had net trade receivables of $100,008 due from this former customer group as at December 31, 2016.
During 2017, management of the Group continued to monitor and assess the collectability of the receivables. As a result of such reviews, the Group reversed and credited an allowance of  $1,541 to profit or loss in the third quarter. During the fourth quarter, the Group deconsolidated subsidiaries which had trade receivables due from this former customer group (see Note 31). Furthermore, the Group increased the valuation allowance by $224 based on its revision of expected future cash flows. As such, the Group had net trade receivables of  $21,375 due from this former customer group as at December 31, 2017.
During 2018, management recognized a further credit loss of  $21,812 and subsequently wrote off the remaining receivable balance from this former customer group as management determined the amount to be uncollectible. The maximum amount of credit risk, without taking into account any collateral or other credit enhancements, is equal to the carrying value of our receivables. The Group intends to pursue, where commercially reasonable, the recovery of receivables which have been impaired historically.